PROPERTY AND EQUIPMENT - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Abstract]
Depreciation expense	$ 2.3	$ 2.3	$ 7.1	$ 7.5	$ 9.9	$ 10.9